Derivative financial liability – current (Details Narrative) - shares	1 Months Ended
	Jul. 31, 2024	May 31, 2024	Dec. 31, 2023	Jun. 30, 2023	May 31, 2020	Oct. 31, 2019
J ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	213,188
Series K warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	213,188
Series G ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		94,358
Series H warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		147,805
Series E ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			119,998
Series F ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued			119,996
Series D ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued				11,059
Series ADS Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					30	15